Contingent Liabilities and Commitments (Narrative) (Details) $ in Thousands, ₪ in Millions	1 Months Ended									12 Months Ended
	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Jun. 30, 2022 ILS (₪) MW-M	Jun. 30, 2022 USD ($) MW-M	Mar. 31, 2022 USD ($) shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2018 USD ($)	Jan. 31, 2016 ILS (₪)	Jan. 31, 2016 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 31, 2023 ILS (₪)	Jan. 31, 2023 USD ($)	Sep. 30, 2022 shares	Jul. 31, 2022 shares	Oct. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of contingent liabilities in business combination [line items]
Aggregate consideration paid						$ 36,000
Selling, general and administrative expense											$ 99,936		$ 75,727	$ 49,957
Cash and cash equivalents											535,171		$ 474,544	$ 286,184						$ 147,153
OPC Generation Facilities [Member]
Disclosure of contingent liabilities in business combination [line items]
Aggregate consideration paid							$ 300,000
Cpv Group Pursuant To Conditions Member | Three Rivers [Member]
Disclosure of contingent liabilities in business combination [line items]
Purchase price											$ 95,000
Nominal annual Interest rate											4.50%
Percentage of extent to sale executed										7.50%	7.50%
Construction Agreement Between Opchadera And Idom Servicios Integrados [Member]
Disclosure of contingent liabilities in business combination [line items]
Corporate guarantees									$ 10,500
Construction cost								₪ 639.0	$ 185,000
Amount payable to construction contractor											$ 14,000
Opc Shares Pledged Buyer Of Inkia Business Member
Disclosure of contingent liabilities in business combination [line items]
Number of shares issued | shares											55,000,000
Inkia Energy Limited [Member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of shares acquired													25.00%
Nominal annual Interest rate													8.00%
Deferred Payment Agreement													$ 175,000						$ 218,000
Net Of Deferred Payment Agreement																			$ 188,000
Period of purchase price												four-year	four-year
Period of corporate guarantee												three-year	three-year
Opc Member
Disclosure of contingent liabilities in business combination [line items]
Number of shares issued | shares						43											12,500,000	9,443,800
Number of shares released from pledge | shares					53,500,000
Number of shares remain in pledge | shares					1,500,000
Tax assessment claim					$ 11,000
OPC Rotem [Member]
Disclosure of contingent liabilities in business combination [line items]
Cash transferred															₪ 400.0	$ 118,000
Consideration amount reduced												₪ 9.0	$ 3,000
OPC Hadera [Member]
Disclosure of contingent liabilities in business combination [line items]
Consideration amount reduced												₪ 7.0	$ 2,000
Iec Power Purchase Agreement [Member]
Disclosure of contingent liabilities in business combination [line items]
Acquisition cost of energy paid | ₪										₪ 5.5
Percentage of correspondences tariff										25.00%	25.00%
Alon Energy Centers Limited Partnership [Member]
Disclosure of contingent liabilities in business combination [line items]
Consideration Value Of Sold Rights										₪ 870.0	$ 248,000
Aggregate consideration paid	₪ 300.0	$ 86,000	₪ 535.0	$ 160,000
Installed capacity of energy | MW-M			75	75